[LOGO]
[THE HARTFORD]

July 22, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Three (“Registrant”)
	File No. 333-119414	Director M
	File No. 333-119422	The Director M Plus
Hartford Life and Annuity Life Insurance Company Separate Account Three (“Registrant”)
	File No. 333-119418	Director M
	File No. 333-119420	The Director M Edge
	File No. 333-119421	The Director M Outlook

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 20, 2010.

Please do not hesitate to contact me at (860) 843-5910 if you have any questions.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist